Income (Loss) Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net income (loss) attributable to common stockholders – basic and diluted:
Net income (loss) attributable to the Company	$ (5,723)	$ (7,402)	$ (1,856)	$ (6,709)	$ (2,385)	$ 727	$ (285)	$ (1,106)	$ (1,732)	$ (18,352)	$ (2,396)	$ (1,190)
Undistributed net income (loss) allocated to common stockholders	(5,723)				(2,385)					(18,352)	(2,396)	(1,190)
Distributed and undistributed net income (loss) - basic	(5,723)				(2,385)					(18,352)	(2,396)	(1,190)
Effect of contingently issuable shares	(282)				(359)
Net income (loss) attributable to redeemable noncontrolling interests in Ashford Holdings	(12)				0
Distributed and undistributed net income (loss) - diluted	(6,017)				(2,744)					(19,817)	(5,666)	(9,798)
Net income (loss) allocated to common stockholders	$ 355				$ (4)					$ (19)	$ (4)	$ (2)
Weighted average common shares outstanding:
Weighted average common shares outstanding – basic (in shares)	2,094	2,069	2,022	2,019	2,015	2,014	2,014	2,011	2,008	2,031	2,012	1,991
Effect of contingently issuable shares (in shares)	17				31					36	39	0
Incremental Common Shares Attributable to Dilutive Effect of Equity Unit Purchase Agreements	4				0
Weighted average common shares outstanding – diluted (in shares)	2,115	2,118	2,054	2,265	2,046	2,267	2,262	2,048	2,218	2,067	2,209	2,203
Weighted average diluted shares (in shares)	270				4					38	5	9
Income (loss) per share – basic:
Net income (loss) attributable to common stockholders (in dollars per share)	$ (2.73)	$ (3.58)	$ (0.92)	$ (3.32)	$ (1.18)	$ 0.36	$ (0.14)	$ (0.55)	$ (0.86)	$ (9.04)	$ (1.19)	$ (0.60)
Income (loss) per share – diluted:
Net income (loss) attributable to common stockholders (in dollars per share)	$ (2.84)	$ (3.72)	$ (1.05)	$ (3.85)	$ (1.34)	$ (0.25)	$ (0.49)	$ (0.71)	$ (1.51)	$ (9.59)	$ (2.56)	$ (4.45)
Effect of unvested restricted shares
Weighted average common shares outstanding:
Weighted average diluted shares (in shares)	9				0					0	1	3
Effect of assumed exercise of stock options
Weighted average common shares outstanding:
Weighted average diluted shares (in shares)	234				0					34	0	1
Effect of assumed conversion of Ashford Holdings units
Net income (loss) attributable to common stockholders – basic and diluted:
Net income (loss) allocated to common stockholders	$ 0				$ (4)					$ (19)	$ (4)	$ (2)
Weighted average common shares outstanding:
Weighted average diluted shares (in shares)	0				4					4	4	5
Effect of contingently issuable shares
Net income (loss) attributable to common stockholders – basic and diluted:
Effect of contingently issuable shares										$ (1,465)	$ (1,143)	$ 0
Net income (loss) allocated to common stockholders	$ 355				$ 0
Weighted average common shares outstanding:
Weighted average diluted shares (in shares)	27				0
Accumulated Deficit
Net income (loss) attributable to common stockholders – basic and diluted:
Net income (loss) attributable to the Company	$ (5,723)				$ (2,385)					$ (18,352)	$ (2,396)	$ (1,190)